Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The condensed consolidated interim financial statements of the Company are unaudited and have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial reporting and in accordance with Regulation S-X, Rule 10-01. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”), and Accounting Standards Update (“ASU”), of the Financial Accounting Standards Board (“FASB”). All significant intercompany accounts and transactions between the Company and its subsidiaries have been eliminated upon consolidation.

The accompanying unaudited condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes included in the Company’s Annual Report on Form 20-F filed with the SEC on March 22, 2019 (the “Annual Report”).  The balance sheet as of December 31, 2018 was derived from audited consolidated financial statements included in the Company’s Annual Report but does not include all disclosures required by U.S. GAAP.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from these interim financial statements.  However, these interim financial statements include all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of the Company’s management, necessary to fairly state the results of the interim period.  The interim results are not necessarily indicative of results to be expected for the full year.

Amortization of the Stimvelis loss provision in the condensed consolidated statement of cash flows for the six months ended June 30, 2018 previously included in changes in accrued expenses and other liabilities has been presented as a separate line item within operating cash flows in the condensed consolidated statement of cash flows to conform to current period presentation.

Use of estimates

Use of estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in these condensed consolidated financial statements include, but are not limited to, the accrual for research and development expenses, the research and development tax credit receivable, the Strimvelis loss provision, share-based compensation and income taxes. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ materially from those estimates.

Concentration of credit risk

Concentration of credit risk

The Company has no significant off-balance sheet risk, such as foreign currency contracts, options contracts, or other foreign hedging arrangements. Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and other receivables. Periodically, the Company maintains deposits in accredited financial institutions in excess of federally insured limits. The Company deposits its cash in financial institutions that it believes have high credit quality and has not experienced any losses on such accounts and does not believe it is exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships or entities for which it has a receivable.

Foreign currency translation

Foreign currency translation

The reporting currency of the Company is the U.S. dollar. The Company has determined the functional currency of the parent company, Orchard Therapeutics plc, is U.S. dollars because it predominantly raises finances and expends cash in U.S. dollars. The functional currency of our subsidiary operations is the applicable local currency. Transactions in foreign currencies are translated into the functional currency of the subsidiary in which they occur at the foreign exchange rate in effect on at the date of the transaction.  Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated into the functional currency of the relevant subsidiary at the foreign exchange rate in effect on the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies that differ from the functional currency are translated into the functional currency at the exchange rates prevailing at the date of the transaction. The Company recorded an unrealized foreign currency transaction gain of $1.6 million and $2.1 million for the three months ended June 30, 2019 and 2018, respectively, which is included in other income (expense) in the condensed consolidated statements of operations and comprehensive loss. The Company recorded an unrealized foreign currency transaction loss of $1.9 million and gain of $0.4 million for the six months ended June 30, 2019 and 2018, respectively, which is included in other income (expense) in the condensed consolidated statements of operations and comprehensive loss.

The results of operations for subsidiaries, the functional currency of which is not the U.S. dollar, are translated at an average rate for the period where this rate approximates to the foreign exchange rates ruling at the dates of the transactions and the balance sheet of these subsidiaries are translated at foreign exchange rates prevailing at the balance sheet date. Exchange differences arising from this translation of foreign operations are reported as an item of other comprehensive loss.

Cash and cash equivalents	Cash and cash equivalents The Company considers all highly liquid investments purchased with original maturities of 90 days or less at acquisition to be cash equivalents.
Marketable securities

Marketable securities

Marketable securities consist of investments with original maturities greater than ninety days. The Company has classified its investments with maturities beyond one year as short term, based on their highly liquid nature and because such marketable securities represent the investment of cash that is available for current operations. The Company considers its investment portfolio of investments as available-for-sale. Accordingly, these investments are recorded at fair value, which is based on quoted market prices. Unrealized gains and losses are recorded as a component of other comprehensive income (loss). Realized gains and losses are determined on a specific identification basis and are included in other income (loss). Amortization and accretion of discounts and premiums is recorded in other income.

Restricted cash

Restricted cash

Cash and cash equivalents that are restricted as to withdrawal or use under the terms of certain contractual agreements are recorded as restricted cash on the Company’s condensed consolidated balance sheet. The Company has an outstanding letter of credit for $3.0 million associated with a lease, and is required to hold this amount in a standalone bank account, as of June 30, 2019 and December 31, 2018. The Company is also contractually required to maintain a cash collateral account associated with corporate credit card accounts in the amount of $0.9 million at June 30, 2019 and December 31, 2018. The Company includes the restricted cash balance in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the condensed consolidated statements of cash flows The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported in the condensed consolidated balance sheet that sum to the total of the amounts reported in the unaudited condensed consolidated statement of cash flows:.

	June 30,	December 31,
	2019	2018
	(in thousands)
Cash and cash equivalents	$132,783	$335,844
Restricted cash	3,843	3,837
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$136,626	$339,681

Property and equipment

Property and equipment

Property and equipment are recorded at cost and depreciated or amortized using the straight-line method over the following estimated useful lives. Construction-in-process assets are not depreciated until they are placed into service.

Property and equipment:	Estimated useful life
Lab equipment	5-10 years
Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	4 years
Office and computer equipment	3-5 years

As of June 30, 2019, the Company’s property and equipment consisted of furniture and fixtures, office and computer equipment, lab equipment, leasehold improvements, and construction-in-process. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts, and any resulting gain or loss is included in the statement of operations and other comprehensive loss. Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of property and equipment, are expensed as incurred.

The Company evaluates assets for potential impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. Recoverability is measured by comparing the book values of the assets to the expected future net undiscounted cash flows that the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the book values of the assets exceed their fair value. The Company has not recognized any impairment losses from inception through June 30, 2019.

Segment information

Segment information

Operating segments are defined as components of an enterprise for which separate discrete information is available for evaluation by the chief operating decision maker in deciding how to allocate resources and assess performance. The Company’s chief operating decision maker, the Company’s Chief Executive Officer, views the Company’s operations and manages its business as a single operating segment, which is focused on discovering, acquiring, developing and commercializing gene therapies for patients with rare disorders. The Company had fixed assets of $2.0 million and $3.6 million located in the United Kingdom and United States, respectively, as of June 30, 2019, and $1.7 million and $3.8 million located in the United Kingdom and United States, respectively, as of December 31, 2018.

Research and development costs

Research and development costs

Research and development costs are expensed as incurred. Research and development expenses consist of costs incurred in performing research and development activities, including salaries, share-based compensation and benefits, facilities costs, depreciation, third-party license fees, and external costs of outside vendors engaged to conduct clinical development activities and clinical trials, as well as to manufacture clinical trial materials. Non-refundable prepayments for goods or services that will be used or rendered for future research and development activities are recorded as prepaid expenses. Such amounts are recognized as an expense as the goods are delivered or the related services are performed, or until it is no longer expected that the goods will be delivered, or the services rendered. In addition, funding from research grants is recognized as an offset to research and development expense on the basis of costs incurred on the research program, to the extent that reimbursement of the costs is deemed probable. Royalties associated with the Company’s research grants will be accrued when they become probable.

Research agreement costs and accruals

Research agreement costs and accruals

The Company has entered into various research and development-related agreements. These agreements are cancelable, and related costs are recorded as research and development expenses as incurred. The Company records accruals for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies or clinical trials, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Company’s estimates. The Company’s historical accrual estimates have not been materially different from the actual costs.

Share-based compensation

Share-based compensation

The Company measures share-based awards granted to employees and directors based on the fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period, which is the vesting period of the respective award. Forfeitures are accounted for as they occur.

Comprehensive loss

Comprehensive Loss

Comprehensive loss includes net loss as well as other changes in shareholders’ equity (deficit) that result from transactions and economic events other than those with shareholders. The components of accumulated other comprehensive loss are detailed as follows (in thousands):

	Currency Translation	Unrealized Gain (Loss) on Investments	Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2018	$3,163	$—	$3,163
Other comprehensive (loss) income, net of tax	1,608	108	1,716
Balance at June 30, 2019	$4,771	$108	$4,879

Strimvelis loss provision

Strimvelis loss provision

As part of the GSK transaction completed in April 2018 (see Note 9), the Company is required to use its best endeavors to make Strimvelis commercially available in the European Union until such time that an alternative gene therapy, such as the Company’s OTL-101 product candidate, is commercially available for patients in the European Union, and at all times at the San Raffaele Hospital in Milan, provided that a minimum number of patients continue to be treated at this site. Strimvelis is not currently expected to generate sufficient cash flows to overcome the costs of maintaining the product and certain regulatory commitments; therefore, the Company initially recorded a liability associated with the loss contract of $18.4 million. The Company recognizes the amortization of the loss provision on a diminishing balance basis based on the actual net loss incurred associated with Strimvelis and the expected future net losses to be generated until such time as Strimvelis is no longer commercially available. The amortization of the provision is recorded as a credit to research and development expense. We have made an estimate of the expected future losses associated with Strimvelis and adjust this estimate as facts and circumstances change regarding the commercial availability and costs of maintaining and selling Strimvelis. As of June 30, 2019, the total Strimvelis loss provision liability was $7.8 million. During the three and six months ended June 30, 2019 the Company amortized $1.1 million and $2.6 million as a credit to research and development expense, respectively. The effects of foreign currency translation for the three months and six months ended June 30, 2019 decreased the liability by $0.2 million and increased the liability by $0.1 million, respectively. During the three months and six months ended June 30, 2018 the Company amortized $1.4 million as a credit to research and development expense. The effects of foreign currency translation for the three months and six months ended June 30, 2018 decreased the liability by $1.2 million.

Research and development income tax credit

Research and development income tax credit

As a company that carries out extensive research and development activities, the Company seeks to benefit from one of two U.K. research and development tax relief programs, the Small and Medium-sized Enterprises research and development tax credit (“SME”) program and the Research and Development Expenditure (“RDEC”) program. Qualifying expenditures largely comprise employment costs for research staff, consumables and certain internal overhead costs incurred as part of research projects for which the Company does not receive income.

Based on criteria established by HM Revenue and Customs (“HMRC”), management of the Company expects a proportion of expenditures being incurred in relation to its pipeline research, clinical trials management and manufacturing development activities to be eligible for research and development tax credits for the 2019 fiscal year. The Company has qualified under the more favorable SME regime for the year ended December 31, 2018 and expects to qualify under the SME regime for the year ending December 31, 2019.

The RDEC and SME credits are not dependent on the Company generating future taxable income or on the ongoing tax status or tax position of the Company. The Company has assessed its research and development activities and expenditures to determine which activities and expenditures are likely to be eligible under the research and development incentive program described above. At each period end, the Company estimates the reimbursement available to the Company based on available information at the time.

The Company recognizes credits from the research and development incentives when the relevant expenditure has been incurred and there is reasonable assurance that the reimbursement will be received. Such credits are accounted for as reductions in research and development expense.

The Company has recorded a United Kingdom research and development tax credit as an offset to research and development expense in the condensed consolidated statements of operations and comprehensive loss of $4.7 million and $2.2 million for the three months ended June 30, 2019 and 2018, respectively, and $9.9 million and $3.6 million for the six months ended June 30, 2019 and 2018, respectively. As of June 30, 2019, and December 31, 2018, the Company’s tax incentive receivable from the United Kingdom government was $20.3 million, of which $10.6 million was classified as current and $9.7 million was classified as long-term, and $10.6 million, respectively. The effects of foreign currency translation for the three months and six months ended June 30, 2019 decreased the receivable by $0.5 million and $0.2 million, respectively. As of June 30, 2019, these amounts have not yet been paid to the Company by HMRC.

Net income (loss) per share

Net income (loss) per share

The Company follows the two-class method when computing net income (loss) per share as the Company has issued shares that meet the definition of participating securities. The two-class method determines net income (loss) per share for each class of ordinary and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed.

Basic net income (loss) per share attributable to ordinary shareholders is computed by dividing the net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted net income (loss) attributable to ordinary shareholders is computed by adjusting net income (loss) attributable to ordinary shareholders to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted net income (loss) per share attributable to ordinary shareholders is computed by dividing the diluted net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period, including potential dilutive ordinary shares. For purpose of this calculation, outstanding options and convertible preferred shares are considered potential dilutive ordinary shares.

The Company’s convertible preferred shares that were outstanding in 2018 prior to conversion in the IPO contractually entitled the holders of such shares to participate in dividends but did not contractually require the holders of such shares to participate in losses of the Company. Accordingly, in periods in which there were convertible shares outstanding and the Company reported a net loss attributable to ordinary shareholders, such losses were not allocated to such participating securities. In periods in which the Company reports a net loss attributable to ordinary shareholders, diluted net loss per share attributable to ordinary shareholders is the same as basic net loss per share attributable to ordinary shareholders, since dilutive ordinary shares are not assumed to have been issued if their effect is anti-dilutive.

The Company reported a net loss attributable to ordinary shareholders for the three months and six months ended June 30, 2019 and 2018.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Under the Jumpstart our Business Startups Act, or the JOBS Act, we qualify as an emerging growth company (“EGC”). However, we will no longer qualify as an EGC after December 31, 2019. While we maintain EGC status, we have elected to use the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act.

Recently adopted accounting pronouncements

In August 2018, the FASB issued ASU 2018-15, Intangibles–Goodwill and Other–Internal Use Software (Subtopic 350-40), Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract (“ASU 2018-15”) requiring a customer in a cloud computing arrangement that is a service contract to follow the internal use software guidance in ASC 350-402 to determine which implementation costs to capitalize as assets. The guidance is effective for the Company in annual periods beginning after December 15, 2019, and interim periods within those annual periods. The Company has the option to apply the guidance prospectively to all implementation costs incurred after the date of adoption or retrospectively. The new guidance requires certain disclosures in the interim and annual period of adoption. The Company adopted this standard as of January 1, 2019. The adoption of this guidance did not have a material impact on the condensed consolidated financial statements due to limited use in its operations of cloud computing arrangements that are service contracts.

In August 2016, the FASB issued Accounting Standards Update No 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”) to clarify guidance on the classification of certain cash receipts and payments in the statement of cash flows. The Company adopted this guidance as of January 1, 2018. The adoption of ASU 2016-15 did not have a material impact on the Company’s financial statements.

Recently issued accounting pronouncements not yet adopted

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which removes disclosures that are no longer considered cost beneficial, clarifies the specific requirements of disclosure and add disclosure requirements identified as relevant. This guidance is effective for annual and interim periods beginning after December 15, 2019 and early adoption is permitted. The Company does not expect that the adoption of this standard will have a material impact on the Company’s financial position, results of operations and cash flows.

In February 2016 and January 2018, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) and ASU 2018-01, Leases (Topic 842), (“ASU 2018-01”), which requires that all lessees recognize the assets and liabilities that arise from leases on the condensed consolidated balance sheet and disclose qualitative and quantitative information about its leasing arrangements. When we no longer qualify as an EGC, this guidance will be effective for the Company for annual reporting periods beginning after December 15, 2018, including interim periods within those annual periods, and is required to be applied using a modified retrospective approach with an option to recognize the cumulative effect of applying the new standard as an adjustment to the opening balance of retained earnings on the date of adoption. Early adoption is permitted. The company expects that adoption of this standard will result in the recognition of material right-of-use assets and lease liabilities on the Company’s condensed consolidated balance sheets. While the Company is continuing to assess all potential impacts of this standard on its condensed consolidated financial statements and related disclosures, upon adoption the Company expects that the most significant impact of this standard on its condensed consolidated balance sheets will relate to the accounting for its lease agreements for laboratory, manufacturing, and office space, particularly with respect to the Company’s lease for office and manufacturing space in Fremont, California.